                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: May 31, 2007
                                                       Estimated average burden
                                                       hours per response: 21.09
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01424

                                AIM Equity Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Item 1.  Schedule of Investments.

                          AIM CAPITAL DEVELOPMENT FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               CDV-QTR-1 7/06            A I M Advisors, Inc.

AIM CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)



                                                         SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--97.55%

ADVERTISING--1.01%

Clear Channel Outdoor Holdings, Inc.-
  Class A(a)                                            554,698  $   11,382,403
-------------------------------------------------------------------------------
Lamar Advertising Co.-Class A(a)                         52,850       2,591,764
-------------------------------------------------------------------------------
                                                                     13,974,167
===============================================================================

AEROSPACE & DEFENSE--2.69%

L-3 Communications Holdings, Inc.                       180,818      13,317,246
-------------------------------------------------------------------------------
Precision Castparts Corp.                               400,726      23,903,306
-------------------------------------------------------------------------------
                                                                     37,220,552
===============================================================================

AGRICULTURAL PRODUCTS--0.88%

Archer-Daniels-Midland Co.                              275,732      12,132,208
===============================================================================

AIR FREIGHT & LOGISTICS--1.20%

Robinson (C.H.) Worldwide, Inc.                         362,404      16,590,855
===============================================================================

APPAREL RETAIL--1.43%

AnnTaylor Stores Corp.(a)                               335,350      13,769,471
-------------------------------------------------------------------------------
DSW Inc.-Class A(a)(b)                                  175,156       6,013,105
-------------------------------------------------------------------------------
                                                                     19,782,576
===============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.96%

Carter's, Inc.(a)                                       371,530       8,103,069
-------------------------------------------------------------------------------
Coach, Inc.(a)                                          489,891      14,064,771
-------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                 329,615      18,801,240
-------------------------------------------------------------------------------
                                                                     40,969,080
===============================================================================

APPLICATION SOFTWARE--4.29%

Amdocs Ltd.(a)                                          505,488      18,339,105
-------------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                         796,226      12,890,899
-------------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                 384,157      12,204,668
-------------------------------------------------------------------------------
TIBCO Software Inc.(a)                                2,004,813      15,958,311
-------------------------------------------------------------------------------
                                                                     59,392,983
===============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.52%

Ameriprise Financial, Inc.                              161,416       7,199,154
===============================================================================

BIOTECHNOLOGY--2.14%

Celgene Corp.(a)                                        270,000      12,930,300
-------------------------------------------------------------------------------
Genzyme Corp.(a)                                        244,831      16,717,061
-------------------------------------------------------------------------------
                                                                     29,647,361
===============================================================================

CASINOS & GAMING--2.26%

Harrah's Entertainment, Inc.                            256,151      15,397,236
-------------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                       468,176      15,903,939
-------------------------------------------------------------------------------
                                                                     31,301,175
===============================================================================

COAL & CONSUMABLE FUELS--1.13%

Aventine Renewable Energy Holdings, Inc.(a)(b)          100,000  $    2,960,000
-------------------------------------------------------------------------------
Aventine Renewable Energy Holdings,
   Inc.(a)(c)(d)(e)                                     477,228      12,713,354
-------------------------------------------------------------------------------
                                                                     15,673,354
===============================================================================

COMMUNICATIONS EQUIPMENT--1.66%

Harris Corp.                                            355,603      16,197,716
-------------------------------------------------------------------------------
Tellabs, Inc.(a)                                        713,767       6,709,410
-------------------------------------------------------------------------------
                                                                     22,907,126
===============================================================================

COMPUTER STORAGE & PERIPHERALS--0.49%

Network Appliance, Inc.(a)                              228,612       6,787,490
===============================================================================

CONSTRUCTION & ENGINEERING--1.58%

Foster Wheeler Ltd.(a)                                  191,200       7,292,368
-------------------------------------------------------------------------------
Washington Group International, Inc.(a)                 269,228      14,538,312
-------------------------------------------------------------------------------
                                                                     21,830,680
===============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.64%

Joy Global Inc.                                         234,732       8,807,145
===============================================================================

CONSUMER ELECTRONICS--1.00%

Harman International Industries, Inc.                   171,779      13,776,676
===============================================================================

CONSUMER FINANCE--1.29%

AmeriCredit Corp.(a)                                    725,961      17,851,381
===============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.45%

Alliance Data Systems Corp.(a)                          390,009      20,015,262
-------------------------------------------------------------------------------
Fidelity National Information Services, Inc.            387,200      13,838,528
-------------------------------------------------------------------------------
                                                                     33,853,790
===============================================================================

DEPARTMENT STORES--1.01%

Nordstrom, Inc.                                         406,862      13,955,367
===============================================================================

DIVERSIFIED CHEMICALS--0.83%

Ashland Inc.                                            173,165      11,517,204
-------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.84%

Corrections Corp. of America(a)                         363,400      19,841,640
-------------------------------------------------------------------------------
IHS Inc.- Class A(a)                                    613,585      19,456,780
-------------------------------------------------------------------------------
                                                                     39,298,420
===============================================================================

DIVERSIFIED METALS & MINING--0.49%

Southern Copper Corp.(Peru)                              70,518       6,804,987
===============================================================================

                                                                             F-1

AIM CAPITAL DEVELOPMENT FUND


                                                         SHARES         VALUE
-------------------------------------------------------------------------------
DRUG RETAIL--1.32%

Shoppers Drug Mart Corp.(Canada)                        469,300  $   18,247,791
===============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.13%

Cooper Industries, Ltd.-Class A                         180,800      15,577,728
===============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.09%

Amphenol Corp.-Class A                                  268,998      15,085,408
===============================================================================

ELECTRONIC MANUFACTURING SERVICES--1.04%

Molex Inc.                                              453,348      14,380,199
===============================================================================

HEALTH CARE DISTRIBUTORS--1.05%

Schein (Henry), Inc.(a)                                 306,662      14,538,845
===============================================================================

HEALTH CARE FACILITIES--1.20%

Psychiatric Solutions, Inc.(a)                          525,000      16,532,250
===============================================================================

HEALTH CARE SERVICES--4.77%

DaVita, Inc.(a)                                         300,000      15,006,000
-------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                206,000      15,868,180
-------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                         134,000       7,950,220
-------------------------------------------------------------------------------
Omnicare, Inc.(b)                                       308,000      13,940,080
-------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                        313,000      13,271,200
===============================================================================
                                                                     66,035,680
===============================================================================

HEALTH CARE TECHNOLOGY--1.12%

Cerner Corp.(a)                                         381,323      15,435,955
===============================================================================

HOTELS, RESORTS & CRUISE LINES--2.03%

Hilton Hotels Corp.                                     579,300      13,862,649
-------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.               270,716      14,234,247
===============================================================================
                                                                     28,096,896
===============================================================================

HOUSEWARES & SPECIALTIES--1.11%

Jarden Corp.(a)                                         529,214      15,341,914
===============================================================================

INDUSTRIAL MACHINERY--0.84%

Mueller Water Products, Inc.-Class A(a)                 736,396      11,671,877
===============================================================================

INSURANCE BROKERS--1.12%

National Financial Partners Corp.                       343,841      15,486,599
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.50%

Qwest Communications International Inc.(a)            2,592,248      20,712,062
===============================================================================

INVESTMENT BANKING & BROKERAGE-- 1.93%

FBR Capital Markets Corp. (Acquired
  07/14/06; Cost $7,044,000)(a)(c)(d)(f)                469,600       7,044,000
-------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                          1,234,912      19,610,403
===============================================================================
                                                                     26,654,403
===============================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--1.04%

iShares Nasdaq Biotechnology Index Fund(a)(b)           201,313  $   14,391,866
===============================================================================

IT CONSULTING & OTHER SERVICES--1.18%

Cognizant Technology Solutions Corp.-
  Class A (a)                                           249,827      16,361,170
===============================================================================

LIFE SCIENCES TOOLS & SERVICES--0.52%

PerkinElmer, Inc.                                       400,000       7,212,000
===============================================================================

MANAGED HEALTH CARE--3.27%

Aveta, Inc. (Acquired 12/21/05-
  02/21/06; Cost $13,947,028)(a)(c)(f)                1,014,837      16,237,392
-------------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                           275,000      14,492,500
-------------------------------------------------------------------------------
Humana Inc.(a)                                          258,000      14,429,940
===============================================================================
                                                                     45,159,832
===============================================================================

OFFICE SERVICES & SUPPLIES--0.34%

Knoll, Inc.                                             275,031       4,730,533
===============================================================================

OIL & GAS DRILLING--1.59%

ENSCO International Inc.                                320,000      14,790,400
-------------------------------------------------------------------------------
Noble Corp.                                             100,000       7,175,000
===============================================================================
                                                                     21,965,400
===============================================================================

OIL & GAS EQUIPMENT & SERVICES--1.67%

Grant Prideco, Inc.(a)                                  275,000      12,515,250
-------------------------------------------------------------------------------
Weatherford International Ltd.(a)                       225,000      10,539,000
===============================================================================
                                                                     23,054,250
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.70%

Chesapeake Energy  Corp.                                216,000       7,106,400
-------------------------------------------------------------------------------
Rosetta Resources, Inc.(a)(d)                           765,100      13,779,451
-------------------------------------------------------------------------------
Southwestern Energy Co.(a)                              480,000      16,512,000
===============================================================================
                                                                     37,397,851
===============================================================================

OIL & GAS REFINING & MARKETING--1.06%

Frontier Oil Corp.                                      415,000      14,628,750
===============================================================================

OIL & GAS STORAGE & TRANSPORTATION--1.03%

Williams Cos., Inc. (The)                               590,000      14,307,500
===============================================================================

PAPER PACKAGING--0.72%

Smurfit-Stone Container Corp.(a)                        986,744       9,985,849
===============================================================================

PHARMACEUTICALS--4.56%

Adams Respiratory Therapeutics, Inc.(a)                 160,000       7,155,200
-------------------------------------------------------------------------------
Allergan, Inc.                                          131,000      14,128,350
-------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                            217,000      10,797,920
-------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.(a)                   444,000      13,795,080
-------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                            370,000      17,134,700
===============================================================================
                                                                     63,011,250
===============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CAPITAL DEVELOPMENT FUND

                                                         SHARES         VALUE
-------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.53%

CB Richard Ellis Group, Inc.-Class A(a)                 900,000  $   21,177,000
===============================================================================

REGIONAL BANKS--2.24%

Centennial Bank Holdings Inc.(a)(d)                     874,600       9,113,332
-------------------------------------------------------------------------------
Centennial Bank Holdings Inc.(a)(b)                       5,000          52,100
-------------------------------------------------------------------------------
Commerce Bancorp, Inc.(b)                               407,405      13,839,548
-------------------------------------------------------------------------------
Signature Bank (a)                                      249,200       8,006,796
===============================================================================
                                                                     31,011,776
===============================================================================

RESTAURANTS--0.84%

Burger King Holdings Inc.(a)(b)                         765,830      11,678,907
===============================================================================

SEMICONDUCTOR EQUIPMENT--2.07%

ASML Holding N.V.-New York Shares
  (Netherlands)(a)                                      724,579      14,419,122
-------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(a)                      465,179      14,150,745
===============================================================================
                                                                     28,569,867
===============================================================================

SEMICONDUCTORS--3.97%

Integrated Device Technology, Inc.(a)                   902,006      13,954,033
-------------------------------------------------------------------------------
Microsemi Corp.(a)                                      606,227      15,337,543
-------------------------------------------------------------------------------
National Semiconductor Corp.                            590,292      13,730,192
-------------------------------------------------------------------------------
Spansion Inc.-Class A(a)(b)                             846,671      11,836,460
===============================================================================
                                                                     54,858,228
===============================================================================

SOFT DRINKS--0.57%

Hansen Natural Corp.(a)(b)                              171,796       7,900,898
===============================================================================

SPECIALIZED FINANCE--1.24%

Chicago Mercantile Exchange Holdings Inc.                37,080      17,101,296
===============================================================================

SPECIALTY STORES--1.02%

Office Depot, Inc.(a)                                   391,666      14,119,559
===============================================================================

STEEL--1.24%

Allegheny Technologies, Inc.                            268,060      17,126,353
===============================================================================

SYSTEMS SOFTWARE--0.70%

Red Hat, Inc.(a)                                        408,732       9,678,774
===============================================================================

TECHNOLOGY DISTRIBUTORS--0.41%

Avnet, Inc.(a)                                          313,118       5,698,748
===============================================================================

THRIFTS & MORTGAGE FINANCE--0.31%

People's Choice Financial Corp.
  (Acquired 12/21/04-06/09/06;
  Cost $12,320,114)(c)(f)                             1,411,388       4,234,164
===============================================================================

TRADING COMPANIES & DISTRIBUTORS--1.18%

WESCO International, Inc.(a)                            280,938      16,364,638
===============================================================================

WIRELESS TELECOMMUNICATION SERVICES--4.51%

American Tower Corp.-Class A(a)                         322,329      10,894,720
-------------------------------------------------------------------------------
Crown Castle International Corp.(a)                     219,330       7,726,996
-------------------------------------------------------------------------------
Leap Wireless International, Inc.(a)                    289,535  $   12,942,214
-------------------------------------------------------------------------------
NII Holdings Inc.(a)                                    324,400      17,121,832
-------------------------------------------------------------------------------
SBA Communications Corp.-Class A(a)                     573,110      13,685,867
===============================================================================
                                                                     62,371,629
===============================================================================
     Total Common Stocks & Other Equity
      Interests
     (Cost $1,143,926,286)                                       1,349,169,426
===============================================================================

                                NUMBER OF      EXERCISE    EXPIRATION
                                CONTRACTS        PRICE        DATE
-------------------------------------------------------------------------------
PUT OPTIONS PURCHASED--0.00%

PHARMACEUTICALS--0.00%

Forest
  Laboratories,
  Inc.
  (Cost
  $692,432)(a)                         2,080        $35       Aug-06      5,200
-------------------------------------------------------------------------------

                                                      SHARES
-------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.02%

Liquid Assets Portfolio-Institutional
  Class (g)                                           20,896,014     20,896,014
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)              20,896,014     20,896,014
-------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $41,792,028)                                             41,792,028
-------------------------------------------------------------------------------
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)--100.57%
  (Cost $1,186,410,746)                                           1,390,966,654
-------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
  SECURITIES LOANED

MONEY MARKET FUNDS--2.78%

Liquid Assets Portfolio-Institutional Class(g)(h)     19,228,307     19,228,307
-------------------------------------------------------------------------------
STIT Prime
  Portfolio-Institutional Class(g)(h)                 19,228,307     19,228,307
-------------------------------------------------------------------------------
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $38,456,614)                                             38,456,614
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--103.35%
  (Cost $1,224,867,360)                                           1,429,423,268
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--(3.35)%                              (46,295,881)
-------------------------------------------------------------------------------
NET ASSETS--100.00%                                              $1,383,127,387
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at July 31, 2006.

(c) Security considered to be illiquid. The Fund is limited to investing 15 % of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2006 was $40,228,910, which represented 2.91% of the Fund's Net Assets.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CAPITAL DEVELOPMENT FUND

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2006 was $42,650,137, which represented 3.08% of the Fund's Net Assets. See Note 1A.

(e) As a result of an initial public offering, the security is subject to a contractual lockup period until August 28, 2006 and therefore considered to be illiquid.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2006 was $27,515,556, which represented 1.99% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CAPITAL DEVELOPMENT FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM CAPITAL DEVELOPMENT FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM CAPITAL DEVELOPMENT FUND

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. COVERED CALL OPTIONS -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

     An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM CAPITAL DEVELOPMENT FUND

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                  CHANGE IN
                                                                  UNREALIZED                                REALIZED
                    VALUE       PURCHASES         PROCEEDS       APPRECIATION       VALUE       DIVIDEND      GAIN
FUND              10/31/05       AT COST         FROM SALES     (DEPRECIATION)    07/31/06       INCOME      (LOSS)
--------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class           $24,940,812    $264,646,249    $(268,691,047)             $--    $20,896,014   $  842,021   $     --
--------------------------------------------------------------------------------------------------------------------
Premier
Portfolio -
Institutional
Class                    --      45,956,192      (25,060,178)              --     20,896,014       89,605         --
--------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class            24,940,812     237,285,258     (262,226,070)              --             --      757,191         --
====================================================================================================================
   SUBTOTAL     $49,881,624    $547,887,699    $(555,977,295)             $--    $41,792,028   $1,688,817   $     --
____________________________________________________________________________________________________________________
====================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                 CHANGE IN
                                                                 UNREALIZED                                REALIZED
                    VALUE       PURCHASES        PROCEEDS       APPRECIATION       VALUE       DIVIDEND      GAIN
FUND              10/31/05       AT COST        FROM SALES     (DEPRECIATION)    07/31/06      INCOME*      (LOSS)
--------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class           $ 90,554,944   $104,359,511    $(175,686,148)           $--      $19,228,307   $   75,828       $--
-------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class             90,554,944    104,359,511     (175,686,148)            --       19,228,307       76,339        --
-------------------------------------------------------------------------------------------------------------------
   SUBTOTAL     $181,109,888   $208,719,022    $(351,372,296)           $--      $38,456,614   $  152,167       $--
===================================================================================================================
   TOTAL        $230,991,512   $756,606,721    $(907,349,591)           $--      $80,248,642   $1,840,984       $--
___________________________________________________________________________________________________________________
===================================================================================================================

* Net of compensation to counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be

AIM CAPITAL DEVELOPMENT FUND
temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

         At July 31, 2006, securities with an aggregate value of $37,724,204 were on loan to brokers. The loans were secured by cash collateral of $38,456,614 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2006, the Fund received dividends on cash collateral investments of $152,167 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4--OPTION CONTRACTS WRITTEN


                         TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------
                                                     CALL OPTION CONTRACTS
-------------------------------------------------------------------------------
                                                  NUMBER OF           PREMIUMS
                                                  CONTRACTS           RECEIVED
                       --------------------------------------------------------
Beginning of period                                      --           $      --
-------------------------------------------------------------------------------
Written                                               2,700             204,492
-------------------------------------------------------------------------------
Expired                                              (2,700)           (204,492)
===============================================================================
End of period                                            --           $      --
_______________________________________________________________________________
===============================================================================


NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $1,349,440,538 and $1,343,450,021, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $245,932,918
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (41,427,916)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $204,505,002
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $1,224,918,266.

                                AIM CHARTER FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               CHT-QTR-1 7/06            A I M Advisors, Inc.

AIM CHARTER FUND



SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)


                                                       SHARES           VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--63.86%

AEROSPACE & DEFENSE--2.51%

Lockheed Martin Corp.                                   320,000     $ 25,497,600
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                1,081,774       71,602,621
--------------------------------------------------------------------------------
Raytheon Co.-Wts expiring 06/16/11(a)                       467            6,024
--------------------------------------------------------------------------------
United Technologies Corp.                             1,125,000       69,963,750
================================================================================
                                                                     167,069,995
================================================================================

AIR FREIGHT & LOGISTICS--0.43%

United Parcel Service, Inc.-Class B                     413,100       28,466,721
================================================================================
APPAREL RETAIL--0.94%

Gap, Inc. (The)                                       3,620,042       62,807,729
================================================================================

BIOTECHNOLOGY--1.98%

Amgen Inc.(a)                                         1,889,390      131,766,059
================================================================================

BROADCASTING & CABLE TV--0.50%

Clear Channel Communications, Inc                     1,142,737       33,082,236
================================================================================

BUILDING PRODUCTS--0.24%

Masco Corp.                                             590,450       15,782,728
================================================================================

COMMUNICATIONS EQUIPMENT--2.28%

Cisco Systems, Inc.(a)                                6,383,818      113,951,151
--------------------------------------------------------------------------------
Corning Inc.(a)                                       1,984,188       37,838,465
================================================================================
                                                                     151,789,616
================================================================================

COMPUTER HARDWARE--1.20%

International Business Machines Corp                  1,038,280       80,373,255
================================================================================

COMPUTER STORAGE & PERIPHERALS--1.44%

EMC Corp.(a)                                          6,274,800       63,689,220
--------------------------------------------------------------------------------
Seagate Technology(a)                                 1,389,739       32,241,945
================================================================================
                                                                      95,931,165
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.03%

Automatic Data Processing, Inc.                       1,570,000       68,703,200
================================================================================

ELECTRIC UTILITIES--1.46%

FPL Group, Inc.                                       2,262,321       97,596,528
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--2.21%

Waste Management, Inc.                                4,277,265      147,052,371
================================================================================

FOOD DISTRIBUTORS--0.95%

Sysco Corp.                                           2,297,921       63,422,620
================================================================================

                                                        SHARES        VALUE
--------------------------------------------------------------------------------
FOOD RETAIL--1.39%

Kroger Co. (The)                                      4,040,905     $ 92,657,952
================================================================================

HYPERMARKETS & SUPER CENTERS--1.59%

Wal-Mart Stores, Inc.                                 2,377,367      105,792,831
================================================================================

INDUSTRIAL CONGLOMERATES--5.45%

3M Co.                                                  920,481       64,801,862
--------------------------------------------------------------------------------
General Electric Co.                                  3,284,809      107,380,406
--------------------------------------------------------------------------------
Tyco International Ltd.                               7,322,354      191,040,216
================================================================================
                                                                     363,222,484
================================================================================

INDUSTRIAL MACHINERY--0.93%

Dover Corp.                                           1,312,919       61,891,002
================================================================================

INSURANCE BROKERS--0.83%

Marsh & McLennan Cos., Inc.(b)                        2,043,844       55,245,103
================================================================================

INTEGRATED OIL & GAS--2.67%

Exxon Mobil Corp.                                     2,631,071      178,228,750
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--2.19%

AT&T Inc.                                             4,869,508      146,036,545
================================================================================

INVESTMENT BANKING & BROKERAGE--1.15%

Morgan Stanley                                        1,157,818       76,994,897
================================================================================

MOVIES & ENTERTAINMENT--1.42%

News Corp.-Class A                                    4,916,773       94,598,712
================================================================================

MULTI-LINE INSURANCE--0.84%

Genworth Financial Inc.-Class A                       1,629,924       55,906,393
================================================================================

OFFICE ELECTRONICS--2.06%

Xerox Corp.(a)                                        9,742,461      137,271,275
================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.90%

Schlumberger Ltd.                                     1,060,080       70,866,348
--------------------------------------------------------------------------------
Smith International, Inc.                             1,248,820       55,659,907
================================================================================
                                                                     126,526,255
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.10%

Citigroup Inc.                                        1,520,690       73,464,534
================================================================================

PACKAGED FOODS & MEATS--0.77%

General Mills, Inc.                                     986,194       51,183,469
================================================================================

PERSONAL PRODUCTS--3.59%

Avon Products, Inc.                                   3,504,699      101,601,224
--------------------------------------------------------------------------------
Estee Lauder Cos. Inc.
  (The)-Class A                                       3,699,739      138,074,259
================================================================================
                                                                     239,675,483
================================================================================

AIM CHARTER FUND



                                                      SHARES          VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.34%

Bristol-Myers Squibb Co.                             3,663,604     $  87,816,588
--------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                         2,346,438       108,663,544
--------------------------------------------------------------------------------
Merck & Co. Inc.                                     2,073,569        83,502,624
--------------------------------------------------------------------------------
Pfizer Inc.                                          2,917,546        75,827,020
================================================================================
                                                                     355,809,776
================================================================================

PROPERTY & CASUALTY INSURANCE--4.41%

Berkshire Hathaway Inc.-Class A(a)                       1,673       153,246,800
--------------------------------------------------------------------------------
Chubb Corp. (The)                                    1,118,790        56,409,392
--------------------------------------------------------------------------------
XL Capital Ltd.-Class A(b)                           1,324,697        84,383,199
================================================================================
                                                                     294,039,391
================================================================================

PUBLISHING--1.44%

Gannett Co., Inc.                                      861,267        44,889,236
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                           909,000        51,176,700
================================================================================
                                                                      96,065,936
================================================================================

RAILROADS--1.13%

Union Pacific Corp.                                    889,580        75,614,300
================================================================================

SEMICONDUCTORS--0.99%

Analog Devices, Inc.                                 2,046,520        66,163,992
================================================================================

SOFT DRINKS--1.60%

Coca-Cola Co. (The)                                  2,402,274       106,901,193
================================================================================

SPECIALIZED FINANCE--0.35%

Moody's Corp.                                          420,375        23,070,180
================================================================================

SYSTEMS SOFTWARE--3.55%

Microsoft Corp.                                      5,502,039       132,213,997
--------------------------------------------------------------------------------
Symantec Corp.(a)                                    6,018,713       104,545,045
================================================================================
                                                                     236,759,042
================================================================================
    Total Domestic Common Stocks
     (Cost $3,817,863,726)                                         4,256,963,718
________________________________________________________________________________
================================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS--19.57%

ARGENTINA--0.98%

Tenaris S.A.-ADR (Oil & Gas
  Equipment & Services)                              1,673,665        65,139,042
--------------------------------------------------------------------------------

FINLAND--1.38%

Nokia Corp.-ADR
  (Communications Equipment)                         4,615,666        91,620,970
--------------------------------------------------------------------------------

FRANCE--2.52%

Renault S.A. (Automobile Manufacturers)(c)             698,712        76,419,617
--------------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(c)                 1,340,688        91,456,904
================================================================================
                                                                     167,876,521
================================================================================

ISRAEL--1.38%

Teva Pharmaceutical Industries Ltd.
  -ADR (Pharmaceuticals)(b)                          2,787,330        92,204,876
================================================================================

                                                      SHARES           VALUE
--------------------------------------------------------------------------------
JAPAN--0.66%

Nintendo Co., Ltd. (Home
  Entertainment Software)                              236,400   $    44,145,870
================================================================================

NETHERLANDS--4.96%

Heineken N.V. (Brewers)                              2,380,447       111,922,460
================================================================================

Koninklijke (Royal) Phillips
  Electronics N.V. (Consumer
  Electronics)(c)                                    3,185,783       105,253,422
--------------------------------------------------------------------------------
Unilever N.V. (Packaged Foods &
  Meats)                                             4,781,118       113,649,819
================================================================================
                                                                     330,825,701
================================================================================

SOUTH KOREA--1.06%

SK Telecom Co., Ltd.-ADR
  (Wireless Telecommunication
  Services)(b)                                       3,030,572        70,945,691
================================================================================

SWITZERLAND--1.08%

UBS A.G. (Diversified Capital
  Markets) (c)                                       1,327,170        72,285,489
================================================================================

UNITED KINGDOM--5.55%

Barclays PLC (Diversified
  Banks)                                             6,454,425        75,715,091
--------------------------------------------------------------------------------

Cadbury Schweppes PLC (Packaged
  Foods & Meats)                                    16,479,189       161,145,346
--------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR
  (Pharmaceuticals)(b)                               2,399,526       132,765,774
================================================================================
                                                                     369,626,211
================================================================================
     Total Foreign Common Stocks &
      Other Equity Interests
      (Cost $1,108,791,216)                                        1,304,670,371
________________________________________________________________________________
================================================================================

MONEY MARKET FUNDS--16.49%

Liquid Assets
  Portfolio-Institutional Class(d)                 549,462,393       549,462,393
--------------------------------------------------------------------------------
Premier Portfolio-Institutional
  Class(d)                                         549,462,393       549,462,393
================================================================================
    Total Money Market Funds
      (Cost $1,098,924,786)                                        1,098,924,786
================================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities
  loaned)--99.92%
  (Cost $6,025,579,728)                                            6,660,558,875
________________________________________________________________________________
================================================================================

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--1.39%

Liquid Assets
  Portfolio-Institutional Class
  (d)(e)                                            92,443,644        92,443,644
================================================================================
    Total Money Market Funds
      (purchased with cash collateral
      from securities loaned)
      (Cost $92,443,644)                                              92,443,644
================================================================================
TOTAL INVESTMENTS--101.31%
  (Cost $6,118,023,372)                                            6,753,002,519
================================================================================
OTHER ASSETS LESS LIABILITIES--(1.31)%                               (87,101,459)
================================================================================
NET ASSETS--100.00%                                              $ 6,665,901,060
________________________________________________________________________________
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CHARTER FUND


Investment Abbreviations:

ADR--American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2006.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $345,415,432, which represented 5.18% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CHARTER FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM CHARTER FUND

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM CHARTER FUND

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS --The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

        An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all ) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. PUT OPTIONS PURCHASED -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM CHARTER FUND



NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                        UNREALIZED                                         REALIZED
                       VALUE      PURCHASES AT       PROCEEDS FROM      APPRECIATION       VALUE            DIVIDEND         GAIN
FUND                 10/31/05         COST               SALES         (DEPRECIATION)     07/31/06           INCOME         (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class              $45,347,942   $  1,237,997,700   $  (733,883,249)    $        --    $  549,462,393   $    7,631,231    $       --
------------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                       --        659,796,235      (110,333,842)             --       549,462,393        2,384,101            --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class               45,347,942        932,955,597      (978,303,539)             --                --        5,285,853            --
====================================================================================================================================
   SUBTOTAL        $90,695,884   $  2,830,749,532   $(1,822,520,630)    $        --    $1,098,924,786   $   15,301,185    $       --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        CHANGE IN
                                                                        UNREALIZED                                         REALIZED
                       VALUE      PURCHASES AT       PROCEEDS FROM      APPRECIATION       VALUE            DIVIDEND         GAIN
FUND                 10/31/05         COST               SALES         (DEPRECIATION)     07/31/06           INCOME*        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class             $ 12,733,065     $  568,629,889   $  (488,919,310)    $        --    $   92,443,644   $      413,095    $       --
====================================================================================================================================
   TOTAL          $103,428,949     $3,399,379,421   $(2,311,439,940)    $        --    $1,191,368,430   $   15,714,280    $       --
====================================================================================================================================

* Net of compensation to counterparties.

AIM CHARTER FUND


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At July 31, 2006, securities with an aggregate value of $89,456,443 were on loan to brokers. The loans were secured by cash collateral of $92,443,644 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2006, the Fund received dividends on cash collateral investments of $413,095 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4--OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------
                                                  CALL OPTION CONTRACTS
                                        ----------------------------------------
                                             NUMBER OF               PREMIUMS
                                             CONTRACTS               RECEIVED
                                        ----------------------------------------
Beginning of period                            2,500               $   1,334,936
--------------------------------------------------------------------------------
Exercised                                     (2,500)                 (1,334,936)
================================================================================
End of period                                     --               $         --
================================================================================

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $1,555,142,022 and $1,262,605,979, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 649,213,456
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (77,862,204)
================================================================================
Net unrealized appreciation of investment securities               $ 571,351,252
================================================================================
Cost of investments for tax purposes is $6,181,651,267.

                             AIM CONSTELLATION FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               CST-QTR-1 7/06            A I M Advisors, Inc.

AIM CONSTELLATION FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

                                                       SHARES         VALUE
-------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--85.97%

AEROSPACE & DEFENSE--5.01%

Boeing Co. (The)                                       1,628,094 $  126,047,037
-------------------------------------------------------------------------------
General Dynamics Corp.                                 1,511,497    101,300,529
-------------------------------------------------------------------------------
Precision Castparts Corp.                                734,967     43,840,782
-------------------------------------------------------------------------------
Rockwell Collins, Inc.                                   820,264     43,777,490
-------------------------------------------------------------------------------
United Technologies Corp.                              1,239,190     77,065,226
===============================================================================
                                                                    392,031,064
===============================================================================

AGRICULTURAL PRODUCTS--0.50%

Archer-Daniels-Midland Co.                               888,831     39,108,564
===============================================================================

APPAREL RETAIL--2.21%

Aeropostale, Inc.(a)(b)                                2,041,527     56,570,713
-------------------------------------------------------------------------------
AnnTaylor Stores Corp.(b)                              1,132,038     46,481,481
-------------------------------------------------------------------------------
DSW Inc.-Class A (a)(b)(c)                             1,083,900     37,210,287
-------------------------------------------------------------------------------
Limited Brands, Inc.                                   1,300,900     32,730,644
===============================================================================
                                                                    172,993,125
===============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.50%

Carter's, Inc.(b)                                      1,804,086     39,347,116
===============================================================================

APPLICATION SOFTWARE--4.30%

Amdocs Ltd.(b)                                         5,077,980    184,229,114
-------------------------------------------------------------------------------
BEA Systems, Inc.(b)                                   6,616,374     77,676,231
-------------------------------------------------------------------------------
Citrix Systems, Inc.(b)                                2,330,798     74,049,453
===============================================================================
                                                                    335,954,798
===============================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.02%

Janus Capital Group Inc.                               4,922,463     79,694,676
===============================================================================

BIOTECHNOLOGY--1.92%

Amgen Inc.(b)                                            600,000     41,844,000
-------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                               1,762,602    108,364,771
===============================================================================
                                                                    150,208,771
===============================================================================

COMMUNICATIONS EQUIPMENT--5.26%

Cisco Systems, Inc.(b)                                10,883,838    194,276,508
-------------------------------------------------------------------------------
Harris Corp.                                             975,833     44,449,193
-------------------------------------------------------------------------------
QUALCOMM Inc.                                          3,979,124    140,303,912
-------------------------------------------------------------------------------
Tellabs, Inc.(b)                                       3,426,936     32,213,199
===============================================================================
                                                                    411,242,812
===============================================================================

COMPUTER & ELECTRONICS RETAIL--1.63%

Best Buy Co., Inc.                                     1,515,413     68,708,825
-------------------------------------------------------------------------------
Circuit City Stores, Inc.                              2,400,334     58,808,183
===============================================================================
                                                                    127,517,008
===============================================================================

COMPUTER HARDWARE--3.02%

Apple Computer, Inc.(b)                                1,903,682 $  129,374,229
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                    3,355,537    107,075,185
===============================================================================
                                                                    236,449,414
===============================================================================

COMPUTER STORAGE & PERIPHERALS--0.95%

Seagate Technology(b)                                  1,640,972     38,070,551
-------------------------------------------------------------------------------
Western Digital Corp.(b)                               2,083,906     36,551,711
===============================================================================
                                                                     74,622,262
===============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.59%

Joy Global Inc.                                        1,356,984     50,914,040
-------------------------------------------------------------------------------
Oshkosh Truck Corp.                                      794,814     34,081,624
-------------------------------------------------------------------------------
Terex Corp.(b)                                           872,118     39,105,771
===============================================================================
                                                                    124,101,435
===============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.32%

VeriFone Holdings, Inc.(b)                               873,318     24,671,234
===============================================================================

DEPARTMENT STORES--2.50%

Federated Department Stores, Inc.                      1,573,013     55,228,486
-------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                  1,753,287    110,386,950
-------------------------------------------------------------------------------
Nordstrom, Inc.                                          863,964     29,633,965
===============================================================================
                                                                    195,249,401
===============================================================================

DIVERSIFIED METALS & MINING--0.54%

Phelps Dodge Corp.                                       481,058     42,015,606
===============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.73%

Cooper Industries, Ltd.-Class A                          615,700     53,048,712
-------------------------------------------------------------------------------
Emerson Electric Co.                                   1,041,799     82,218,777
===============================================================================
                                                                    135,267,489
===============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.87%

Amphenol Corp.-Class A                                 1,215,991     68,192,775
===============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.71%

Waste Management, Inc.                                 1,625,964     55,900,642
===============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.81%

Monsanto Co.                                           1,481,300     63,681,087
===============================================================================

GENERAL MERCHANDISE STORES--0.94%

Family Dollar Stores, Inc.                             3,236,339     73,529,622
===============================================================================

HEALTH CARE DISTRIBUTORS--1.31%

Cardinal Health, Inc.                                  1,524,693    102,154,431
===============================================================================

]
AIM CONSTELLATION FUND

                                                       SHARES         VALUE
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--2.13%

Becton, Dickinson and Co.                              1,395,000  $  91,958,400
-------------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)                        1,639,870     74,318,908
===============================================================================
                                                                    166,277,308
===============================================================================

HEALTH CARE FACILITIES--0.75%

Manor Care, Inc.(a)                                    1,175,000     58,808,750
===============================================================================

HEALTH CARE SERVICES--1.93%

Caremark Rx, Inc.                                      1,232,406     65,071,037
-------------------------------------------------------------------------------
Omnicare, Inc.                                           861,824     39,006,154
-------------------------------------------------------------------------------
Quest Diagnostics Inc.                                   777,376     46,735,845
===============================================================================
                                                                    150,813,036
===============================================================================

HEALTH CARE TECHNOLOGY--0.36%

IMS Health Inc.                                        1,024,487     28,111,923
===============================================================================

HOME ENTERTAINMENT SOFTWARE--0.81%

Electronic Arts Inc.(b)                                1,350,403     63,617,485
===============================================================================

HOUSEHOLD PRODUCTS--0.98%

Colgate-Palmolive Co.                                  1,295,000     76,819,400
===============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.25%

Robert Half International Inc.                           603,173     19,518,678
===============================================================================

HYPERMARKETS & SUPER CENTERS--1.13%

Costco Wholesale Corp.                                 1,672,997     88,267,322
===============================================================================

INDUSTRIAL CONGLOMERATES--1.74%

McDermott International, Inc.(b)                       1,258,396     57,307,354
-------------------------------------------------------------------------------
Textron Inc.                                             878,152     78,954,646
===============================================================================
                                                                    136,262,000
===============================================================================

INTEGRATED OIL & GAS--1.56%

Occidental Petroleum Corp.                             1,133,440    122,128,160
===============================================================================

INTERNET SOFTWARE & SERVICES--1.65%

Google Inc.-Class A(b)                                   333,179    128,807,001
===============================================================================

INVESTMENT BANKING & BROKERAGE--5.67%

Goldman Sachs Group, Inc. (The)                          991,397    151,435,892
-------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                              1,736,332    126,439,696
-------------------------------------------------------------------------------
Morgan Stanley                                         1,232,302     81,948,083
-------------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                           5,262,074     83,561,735
===============================================================================
                                                                    443,385,406
===============================================================================

MANAGED HEALTH CARE--1.47%

Aetna Inc.                                             1,580,000     49,754,200
-------------------------------------------------------------------------------
Health Net Inc.(b)                                     1,558,368     65,404,705
===============================================================================
                                                                    115,158,905
===============================================================================

MOVIES & ENTERTAINMENT--1.04%

News Corp.-Class A                                     4,239,524     81,568,442
===============================================================================

MULTI-LINE INSURANCE--1.82%

Assurant, Inc.                                         1,857,138     89,458,337
-------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                           1,730,332     52,757,823
===============================================================================
                                                                    142,216,160
===============================================================================

OIL & GAS DRILLING--1.51%

ENSCO International Inc.                               1,371,639  $  63,397,155
-------------------------------------------------------------------------------
GlobalSantaFe Corp.                                      988,745     54,311,763
===============================================================================
                                                                    117,708,918
===============================================================================

OIL & GAS EQUIPMENT & SERVICES--2.32%

Baker Hughes Inc.                                      1,260,662    100,789,927
-------------------------------------------------------------------------------
National-Oilwell Varco Inc.(b)                         1,197,320     80,268,333
===============================================================================
                                                                    181,058,260
===============================================================================

OIL & GAS REFINING & MARKETING--1.09%

Valero Energy Corp.                                    1,259,886     84,954,113
===============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.03%

JPMorgan Chase & Co.                                   3,485,000    158,985,700
===============================================================================

PHARMACEUTICALS--3.57%

Allergan, Inc.                                           930,409    100,344,611
-------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(b)                             850,000     42,296,000
-------------------------------------------------------------------------------
Johnson & Johnson                                        752,624     47,076,631
-------------------------------------------------------------------------------
Wyeth                                                  1,839,530     89,162,019
===============================================================================
                                                                    278,879,261
===============================================================================

RAILROADS--1.51%

Burlington Northern Santa Fe Corp.                       889,280     61,280,285
-------------------------------------------------------------------------------
CSX Corp.                                                938,809     56,966,930
===============================================================================
                                                                    118,247,215
===============================================================================

RESTAURANTS--1.69%

Burger King Holdings Inc.(b)                           2,437,495     37,171,799
-------------------------------------------------------------------------------
Darden Restaurants, Inc.                               1,676,439     56,663,638
-------------------------------------------------------------------------------
Ruby Tuesday, Inc.(a)                                  1,732,620     38,048,335
===============================================================================
                                                                    131,883,772
===============================================================================

SEMICONDUCTORS--4.79%

Analog Devices, Inc.                                   4,772,256    154,287,037
-------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B(b)                3,502,791     99,899,599
-------------------------------------------------------------------------------
Microchip Technology Inc.                              3,141,332    101,339,370
-------------------------------------------------------------------------------
PMC-Sierra, Inc.(a)(b)                                 3,733,928     19,080,372
===============================================================================
                                                                    374,606,378
===============================================================================

SOFT DRINKS--1.29%

PepsiCo, Inc.                                          1,590,002    100,774,327
===============================================================================

SPECIALTY STORES--2.37%

Office Depot, Inc.(b)                                  3,344,514    120,569,730
-------------------------------------------------------------------------------
PetSmart, Inc.                                         2,735,000     64,436,600
===============================================================================
                                                                    185,006,330
===============================================================================

SYSTEMS SOFTWARE--2.38%

Microsoft Corp.                                        4,869,245    117,007,957
-------------------------------------------------------------------------------
Red Hat, Inc.(a)(b)                                    2,924,626     69,255,144
===============================================================================
                                                                    186,263,101
===============================================================================

TRADING COMPANIES & DISTRIBUTORS--0.49%

WESCO International, Inc.(b)                             660,749     38,488,629
===============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CONSTELLATION FUND

                                                       SHARES         VALUE
-------------------------------------------------------------------------------
     Total Domestic Common Stocks
       (Cost $6,294,556,904)                                     $6,722,549,312
===============================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS--12.91%

AUSTRALIA--1.01%

BHP Billiton Ltd. (Diversified Metals
  & Mining)(d)                                         3,735,449     78,862,087
===============================================================================

BRAZIL--0.87%

Companhia Vale do Rio Doce-ADR (Steel)                 2,924,774     67,854,757
===============================================================================

FINLAND--1.06%

Nokia Oyj-ADR (Communications Equipment)               4,177,447     82,922,323
===============================================================================

JAPAN--3.16%

FANUC Ltd. (Industrial Machinery)(d)                     473,000     39,334,124
-------------------------------------------------------------------------------
KDDI Corp. (Wireless
  Telecommunication Services)(d)                           8,601     55,674,116
-------------------------------------------------------------------------------
Komatsu Ltd. (Construction &
  Farm Machinery & Heavy Trucks)(d)                    3,077,000     61,561,099
-------------------------------------------------------------------------------
Millea Holdings, Inc. (Property
  & Casualty Insurance)(d)                                 2,000     38,621,223
-------------------------------------------------------------------------------
Mitsui O.S.K. Lines, Ltd. (Marine)(d)                  7,934,000     52,211,128
===============================================================================
                                                                    247,401,690
===============================================================================

SOUTH KOREA--0.76%

Kookmin Bank (Diversified Banks)(d)                      685,850     59,357,111
===============================================================================

SWITZERLAND--3.76%

ABB Ltd. (Heavy Electrical Equipment)(d)               3,121,984     40,386,000
-------------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                    1,663,500     93,521,970
-------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(d)                  900,000    160,210,791
===============================================================================
                                                                    294,118,761
===============================================================================

UNITED KINGDOM--2.29%

AstraZeneca PLC-ADR
  (Pharmaceuticals)                                    1,656,375    101,088,566
-------------------------------------------------------------------------------
Rio Tinto PLC (Diversified
  Metals & Mining)(d)                                  1,499,000     78,130,063
===============================================================================
                                                                    179,218,629
===============================================================================
    Total Foreign Common Stocks & Other
      Equity Interests
     (Cost $900,415,734)                                          1,009,735,358
===============================================================================

MONEY MARKET FUNDS--0.45%

Liquid Assets
  Portfolio-Institutional Class(e)                    17,407,020     17,407,020
-------------------------------------------------------------------------------
Premier Portfolio-Institutional
  Class(e)                                            17,407,020     17,407,020
-------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $34,814,040)                                             34,814,040
-------------------------------------------------------------------------------
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)--99.33%
  (Cost $7,229,786,678)                                          $7,767,098,710
===============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--0.98%

STIC Prime
  Portfolio-Institutional Class(e)(f)                 76,433,254     76,433,254
-------------------------------------------------------------------------------
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $76,433,254)                                             76,433,254
===============================================================================
TOTAL INVESTMENTS--100.31%
  (Cost $7,306,219,932)                                           7,843,531,964
===============================================================================
OTHER ASSETS LESS LIABILITIES--(0.31)%                              (24,050,733)
===============================================================================
NET ASSETS--100.00%                                              $7,819,481,231
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR--American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at July 31, 2006.

(b)  Non-income producing security.

(c) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2006 represented 0.48% of the Fund's Net Assets. See Note 2.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $664,347,742, which represented 8.50% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CONSTELLATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM CONSTELLATION FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a

AIM CONSTELLATION FUND

     security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                      CHANGE IN
                                                                      UNREALIZED                               REALIZED
                     VALUE       PURCHASES          PROCEEDS         APPRECIATION       VALUE       DIVIDEND     GAIN
FUND                10/31/05      AT COST          FROM SALES       (DEPRECIATION)    07/31/06       INCOME     (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class           $3,677,810     $1,008,131,250    $  (994,402,040)   $        --     $17,407,020    $1,138,942   $    --
-----------------------------------------------------------------------------------------------------------------------
Premier
Portfolio -
Institutional
Class                   --        107,457,064        (90,050,044)            --      17,407,020       132,994        --
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class            3,677,810        891,271,635       (894,949,445)            --              --     1,011,903        --
=======================================================================================================================
   SUBTOTAL     $7,355,620     $2,006,859,949    $(1,979,401,529)   $        --     $34,814,040    $2,283,839   $    --
_______________________________________________________________________________________________________________________
=======================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                      CHANGE IN
                                                                      UNREALIZED                               REALIZED
                     VALUE       PURCHASES         PROCEEDS          APPRECIATION       VALUE      DIVIDEND      GAIN
FUND                10/31/05      AT COST         FROM SALES        (DEPRECIATION)    07/31/06      INCOME*     (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class           $        --    $  475,000,000    $  (475,000,000)   $        --     $        --   $462,165      $    --
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class           $16,220,215    $1,580,134,206    $(1,519,921,167)   $        --     $76,433,254   $400,600      $    --
=======================================================================================================================
   SUBTOTAL     $16,220,215    $2,055,134,206    $(1,994,921,167)   $        --     $76,433,254   $862,765      $    --
_______________________________________________________________________________________________________________________
=======================================================================================================================

* Net of compensation to counterparties.

AIM CONSTELLATION FUND

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended July 31, 2006

                                                                         CHANGE IN
                                                                         UNREALIZED                            REALIZED
                         VALUE        PURCHASES AT     PROCEEDS FROM    APPRECIATION     VALUE       DIVIDEND    GAIN
ISSUER                 10/31/05           COST             SALES       (DEPRECIATION)  07/31/06       INCOME    (LOSS)
-----------------------------------------------------------------------------------------------------------------------
DSW Inc.-Class A
(Cost $29,458,921)   $          --   $   29,458,921   $            --    $7,751,366   $ 37,210,287   $       -- $    --
=======================================================================================================================
   TOTAL             $  23,575,835   $4,091,453,076   $(3,974,322,696)   $7,751,366   $148,457,581   $3,146,604 $    --
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

         At July 31, 2006, securities with an aggregate value of $73,565,796 were on loan to brokers. The loans were secured by cash collateral of $76,433,254 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2006, the Fund received dividends on cash collateral investments of $862,765 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $6,047,390,493 and $5,325,777,236, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $879,657,511
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (346,475,794)
===============================================================================
Net unrealized appreciation of investment securities               $533,181,717
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $7,310,350,247.

                          AIM DIVERSIFIED DIVIDEND FUND
            Quarterly Schedule of Portfolio Holdings - July 31, 2006

                                                     (AIM INVESTMENTS(R) LOGO)
                                                   Your goals. Our solutions.(R)

AIMinvestments.com   DDI-QTR-1 7/06   A I M Advisors, Inc.

AIM DIVERSIFIED DIVIDEND FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
COMMON STOCKS-95.67%
AEROSPACE & DEFENSE-4.70%
Honeywell International Inc.                            340,400   $   13,173,480
Raytheon Co.                                            600,400       27,060,028
United Technologies Corp.                               744,600       46,306,674
                                                                  --------------
                                                                      86,540,182
                                                                  --------------
APPAREL RETAIL-3.31%
Limited Brands, Inc.                                  1,508,900       37,963,924
TJX Cos., Inc. (The)                                    945,400       23,039,398
                                                                  --------------
                                                                      61,003,322
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-1.11%
VF Corp.                                                301,300       20,434,166
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-2.86%
Bank of New York Co., Inc. (The)                        468,500       15,746,285
Federated Investors, Inc.-Class B                       462,100       14,329,721
State Street Corp.                                      374,600       22,498,476
                                                                  --------------
                                                                      52,574,482
                                                                  --------------
AUTO PARTS & EQUIPMENT-1.10%
Johnson Controls, Inc.                                  263,100       20,195,556
                                                                  --------------
BREWERS-1.58%
AnheuserBusch Cos., Inc.                                605,300       29,145,195
                                                                  --------------
CASINOS & GAMING-1.05%
International Game Technology                           502,101       19,411,225
                                                                  --------------
COMPUTER HARDWARE-3.37%
HewlettPackard Co.                                      906,800       28,935,988
International Business Machines Corp.                   428,100       33,139,221
                                                                  --------------
                                                                      62,075,209
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-1.99%
Automatic Data Processing, Inc.                         478,700       20,947,912
First Data Corp.                                        385,400       15,743,590
                                                                  --------------
                                                                      36,691,502
                                                                  --------------
DISTRIBUTORS-0.68%
Genuine Parts Co.                                       300,300       12,504,492
                                                                  --------------
DIVERSIFIED BANKS-1.28%
U.S. Bancorp                                            419,200       13,414,400
Wachovia Corp.                                          188,300       10,098,529
                                                                  --------------
                                                                      23,512,929
                                                                  --------------
DIVERSIFIED CHEMICALS-1.45%
E. I. du Pont de Nemours and Co.                        420,000       16,657,200
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
DIVERSIFIED CHEMICALS-(CONTINUED)
PPG Industries, Inc.                                    163,200   $   10,043,328
                                                                  --------------
                                                                      26,700,528
                                                                  --------------
DRUG RETAIL-0.90%
Walgreen Co.                                            355,100       16,611,578
                                                                  --------------
ELECTRIC UTILITIES-2.64%
American Electric Power Co., Inc.                       720,000       26,006,400
Exelon Corp.                                            388,800       22,511,520
                                                                  --------------
                                                                      48,517,920
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-2.29%
Emerson Electric Co.                                    533,300       42,088,036
                                                                  --------------
FOREST PRODUCTS-1.14%
Weyerhaeuser Co.                                        357,200       20,953,352
                                                                  --------------
GENERAL MERCHANDISE STORES-1.12%
Target Corp.                                            449,900       20,659,408
                                                                  --------------
HEALTH CARE EQUIPMENT-3.47%
Baxter International Inc.                               505,000       21,210,000
Medtronic, Inc.                                         574,500       29,023,740
Stryker Corp.                                           300,300       13,666,653
                                                                  --------------
                                                                      63,900,393
                                                                  --------------
HOME IMPROVEMENT RETAIL-1.07%
Home Depot, Inc. (The)                                  569,500       19,767,345
                                                                  --------------
HOUSEHOLD APPLIANCES-0.80%
Snapon Inc.                                             351,900       14,783,319
                                                                  --------------
HOUSEHOLD PRODUCTS-2.16%
ColgatePalmolive Co.                                    217,600       12,908,032
KimberlyClark Corp.                                     438,900       26,794,845
                                                                  --------------
                                                                      39,702,877
                                                                  --------------
HYPERMARKETS & SUPER CENTERS-0.91%
Wal-Mart Stores, Inc.                                   374,400       16,660,800
                                                                  --------------
INDUSTRIAL CONGLOMERATES-2.54%
General Electric Co.                                  1,428,000       46,681,320
                                                                  --------------
INDUSTRIAL GASES-0.72%
Praxair, Inc.                                           242,800       13,315,152
                                                                  --------------
INDUSTRIAL MACHINERY-2.25%
Illinois Tool Works Inc.                                673,234       30,786,991
Pentair, Inc.                                           370,500       10,640,760
                                                                  --------------
                                                                      41,427,751
                                                                  --------------
INSURANCE BROKERS-1.18%
Marsh & McLennan Cos., Inc.                             801,200       21,656,436
                                                                  --------------

AIM DIVERSIFIED DIVIDEND FUND

                                                       SHARES          VALUE
                                                    -----------   --------------
INTEGRATED OIL & GAS-4.86%
Eni S.p.A.  (Italy)(a)                                  412,800   $   12,668,803
Exxon Mobil Corp.                                       450,500       30,516,870
Occidental Petroleum Corp.                              274,500       29,577,375
Total S.A.  (France)(a)                                 243,404       16,604,144
                                                                  --------------
                                                                      89,367,192
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-2.92%
AT&T Inc.                                               667,300       20,012,327
BellSouth Corp.                                         859,900       33,682,283
                                                                  --------------
                                                                      53,694,610
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-2.30%
Merrill Lynch & Co., Inc.                               242,900       17,687,978
Morgan Stanley                                          371,500       24,704,750
                                                                  --------------
                                                                      42,392,728
                                                                  --------------
MULTI-LINE INSURANCE-0.65%
Genworth Financial Inc.-Class A                         346,400       11,881,520
                                                                  --------------
MULTI-UTILITIES-2.09%
Dominion Resources, Inc.                                317,000       24,878,160
Wisconsin Energy Corp.                                  322,000       13,588,400
                                                                  --------------
                                                                      38,466,560
                                                                  --------------
OIL & GAS DRILLING-0.50%
GlobalSantaFe Corp.                                     168,400        9,250,212
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.57%
Bank of America Corp.                                   422,500       21,771,425
Citigroup Inc.                                          530,000       25,604,300
                                                                  --------------
                                                                      47,375,725
                                                                  --------------
PACKAGED FOODS & MEATS-2.29%
General Mills, Inc.                                     582,600       30,236,940
Sara Lee Corp.                                          700,300       11,835,070
                                                                  --------------
                                                                      42,072,010
                                                                  --------------
PHARMACEUTICALS-10.84%
Abbott Laboratories                                     698,700       33,376,899
Bristol-Myers Squibb Co.                                571,400       13,696,458
Johnson & Johnson                                       707,700       44,266,635
Lilly (Eli) and Co.                                     558,500       31,706,045
Merck & Co. Inc.                                        309,200       12,451,484
Pfizer Inc.                                           1,476,780       38,381,512
Wyeth                                                   529,700       25,674,559
                                                                  --------------
                                                                     199,553,592
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-2.05%
MBIA Inc.                                               344,000       20,230,640
St. Paul Travelers Cos., Inc. (The)                     381,900       17,491,020
                                                                  --------------
                                                                      37,721,660
                                                                  --------------
PUBLISHING-1.20%
Gannett Co., Inc.                                       423,000       22,046,760
                                                                  --------------
REGIONAL BANKS-4.26%
Fifth Third Bancorp                                     865,400       33,006,356
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
REGIONAL BANKS-(CONTINUED)
North Fork Bancorp., Inc.                               669,100   $   18,955,603
SunTrust Banks, Inc.                                    335,000       26,421,450
                                                                  --------------
                                                                      78,383,409
                                                                  --------------
RESTAURANTS-0.79%
OSI Restaurant Partners, Inc.                           500,200       14,450,778
                                                                  --------------
SEMICONDUCTORS-2.68%
Linear Technology Corp.                                 851,700       27,552,495
Texas Instruments Inc.                                  731,800       21,793,004
                                                                  --------------
                                                                      49,345,499
                                                                  --------------
SOFT DRINKS-0.80%
Coca-Cola Co. (The)                                     331,300       14,742,850
                                                                  --------------
SPECIALIZED CONSUMER SERVICES-1.04%
H&R Block, Inc.                                         845,000       19,223,750
                                                                  --------------
SPECIALTY CHEMICALS-0.94%
Ecolab Inc.                                             403,000       17,357,210
                                                                  --------------
SYSTEMS SOFTWARE-1.72%
Microsoft Corp.                                       1,313,500       31,563,405
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-1.80%
Fannie Mae                                              399,800       19,154,418
Hudson City Bancorp, Inc.                             1,076,300       13,959,611
                                                                  --------------
                                                                      33,114,029
                                                                  --------------
TOBACCO-1.70%
Altria Group, Inc.                                      391,600       31,316,252
                                                                  --------------
   Total Common Stocks
      (Cost $1,595,471,168)                                        1,760,834,226
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                    -----------
U.S. TREASURY SECURITIES-0.32%
U.S. TREASURY NOTES-0.32%
   3.38%, 02/28/07(b)                               $ 3,000,000        2,969,760
   3.38%, 02/15/08(b)                                 3,000,000        2,926,860
                                                                  --------------
   Total U.S. Treasury Securities
      (Cost $5,973,518)                                                5,896,620
                                                                  --------------

                                                       SHARES
                                                    -----------
MONEY MARKET FUNDS-3.69%
Liquid Assets Portfolio-Institutional
   Class (c)                                         33,918,556       33,918,556
Premier Portfolio-Institutional Class (c)            33,918,556       33,918,556
                                                                  --------------
   Total Money Market Funds
      (Cost $67,837,112)                                              67,837,112
                                                                  --------------
TOTAL INVESTMENTS-99.68%
   (Cost $1,669,281,798)                                           1,834,567,958
OTHER ASSETS LESS LIABILITIES-0.32%                                    5,943,995
                                                                  --------------
NET ASSETS-100.00%                                                $1,840,511,953
                                                                  ==============


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM DIVERSIFIED DIVIDEND FUND

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $29,272,947, which represented 1.59% of the Fund's Net Assets. See Note 1A.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2006 was $5,896,620, which represented 0.32% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM DIVERSIFIED DIVIDEND FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM DIVERSIFIED DIVIDEND FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM DIVERSIFIED DIVIDEND FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

                                                                           CHANGE IN
                                                                          UNREALIZED                                REALIZED
                              VALUE        PURCHASES       PROCEEDS      APPRECIATION       VALUE       DIVIDEND      GAIN
FUND                         10/31/05       AT COST       FROM SALES    (DEPRECIATION)     07/31/06      INCOME      (LOSS)
----                       -----------   ------------   -------------   --------------   -----------   ----------   --------
Liquid Assets Portfolio-
   Institutional Class     $39,379,766   $112,373,398   $(117,834,608)        $--        $33,918,556   $  896,946      $--
Premier Portfolio-
   Institutional Class              --     42,968,793      (9,050,237)                    33,918,556      138,247
STIC Prime Portfolio-
   Institutional Class      39,379,766     95,740,295    (135,120,061)         --                 --      762,791       --
                           -----------   ------------   -------------         ---        -----------   ----------      ---
   TOTAL                   $78,759,532   $251,082,486   $(262,004,906)        $--        $67,837,112   $1,797,984      $--
                           ===========   ============   =============         ===        ===========   ==========      ===

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $145,009,601 and $345,984,634, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $229,795,942
Aggregate unrealized (depreciation) of investment securities    (65,708,098)
                                                               ------------
Net unrealized appreciation of investment securities           $164,087,844
                                                               ============

Cost of investments for tax purposes is $1,670,480,114.

                        AIM LARGE CAP BASIC  VALUE FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              LCBV-QTR-1 7/06            A I M Advisors, Inc.

AIM LARGE CAP BASIC VALUE FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

                                                    SHARES              VALUE
--------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--86.70%

ADVERTISING--4.69%

Interpublic Group of Cos., Inc. (The)(a)(b)             995,703     $  8,154,808
--------------------------------------------------------------------------------
Omnicom Group Inc.                                      129,024       11,419,914
================================================================================
                                                                      19,574,722
================================================================================

AEROSPACE & DEFENSE--1.36%

Honeywell International Inc.                            146,300        5,661,810
================================================================================

ALUMINUM--1.12%

Alcoa Inc.                                              155,500        4,657,225
================================================================================

APPAREL RETAIL--1.54%

Gap, Inc. (The)                                         370,700        6,431,645
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.04%

Bank of New York Co., Inc. (The)                        253,600        8,523,496
================================================================================

BREWERS--2.17%

Molson Coors Brewing Co.-Class B                        126,797        9,059,646
================================================================================

COMPUTER HARDWARE--1.58%

Dell Inc.(a)                                            304,817        6,608,432
================================================================================

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.76%

Deere & Co.                                              43,800        3,178,566
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--4.27%

Ceridian Corp.(a)                                       163,974        3,937,016
--------------------------------------------------------------------------------
First Data Corp.                                        339,700       13,876,745
================================================================================
                                                                      17,813,761
================================================================================

DIVERSIFIED CHEMICALS--0.41%

Dow Chemical Co. (The)                                   49,600        1,715,168
================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--1.82%

Cendant Corp.                                           504,912        7,578,729
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--2.82%

Waste Management, Inc.                                  342,550       11,776,869
================================================================================

FOOD RETAIL--2.75%

Kroger Co. (The)                                        202,361        4,640,138
--------------------------------------------------------------------------------
Safeway Inc.                                            243,800        6,845,904
================================================================================
                                                                      11,486,042
================================================================================

GENERAL MERCHANDISE STORES--1.90%

Target Corp.                                            172,290        7,911,557
================================================================================

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--5.27%

Cardinal Health, Inc.                                   266,289     $ 17,841,363
--------------------------------------------------------------------------------
McKesson Corp.                                           82,090        4,136,515
================================================================================
                                                                      21,977,878
================================================================================

HEALTH CARE EQUIPMENT--1.51%

Baxter International Inc.                               149,800        6,291,600
================================================================================

HEALTH CARE FACILITIES--1.19%

HCA, Inc.                                               101,010        4,965,651
================================================================================

INDUSTRIAL CONGLOMERATES--6.10%

General Electric Co.                                    294,645        9,631,945
--------------------------------------------------------------------------------
Tyco International Ltd.                                 607,300       15,844,457
================================================================================
                                                                      25,476,402
================================================================================

INDUSTRIAL MACHINERY--1.85%

Illinois Tool Works Inc.                                169,030        7,729,742
================================================================================

INSURANCE BROKERS--0.51%

Marsh & McLennan Cos., Inc.                              79,600        2,151,588
================================================================================

INVESTMENT BANKING & BROKERAGE--4.47%

Merrill Lynch & Co., Inc.                               125,553        9,142,769
--------------------------------------------------------------------------------

Morgan Stanley                                          143,000        9,509,500
================================================================================
                                                                      18,652,269
================================================================================

MANAGED HEALTH CARE--3.69%

UnitedHealth Group Inc.                                 322,018       15,402,121
================================================================================

MOVIES & ENTERTAINMENT--2.47%

Walt Disney Co. (The)                                   347,968       10,331,170
================================================================================

MULTI-LINE INSURANCE--2.11%

Hartford Financial Services Group, Inc.
   (The)                                                103,600        8,789,424
================================================================================

OIL & GAS DRILLING--2.69%

Transocean Inc.(a)                                      145,677       11,250,635
================================================================================

OIL & GAS EQUIPMENT & SERVICES--5.30%

Halliburton Co.                                         307,800       10,268,208
--------------------------------------------------------------------------------
Schlumberger Ltd.                                       177,200       11,845,820
================================================================================
                                                                      22,114,028
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--7.04%

Citigroup Inc.                                          274,619       13,266,844
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    353,356       16,120,101
================================================================================
                                                                      29,386,945
================================================================================

PHARMACEUTICALS--4.87%

Pfizer Inc.                                             311,700        8,101,083
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--(CONTINUED)

Wyeth                                                   252,322     $ 12,230,047
================================================================================
                                                                      20,331,130
================================================================================

PROPERTY & CASUALTY INSURANCE--2.27%

ACE Ltd.                                                183,800        9,471,214
================================================================================

SYSTEMS SOFTWARE--3.27%

CA Inc.                                                 384,499        8,059,099
--------------------------------------------------------------------------------
Microsoft Corp.                                         232,725        5,592,382
================================================================================
                                                                      13,651,481
================================================================================

THRIFTS & MORTGAGE FINANCE--2.86%

Fannie Mae                                              248,932       11,926,332
--------------------------------------------------------------------------------
     Total Domestic Common Stocks
      (Cost $291,873,299)                                            361,877,278
________________________________________________________________________________
================================================================================

FOREIGN COMMON STOCKS & OTHER
EQUITY INTERESTS--10.48%

FRANCE--3.39%

Sanofi-Aventis (Pharmaceuticals)(c)                     148,452       14,125,596
================================================================================

JAPAN--1.18%

Sony Corp.-ADR (Consumer Electronics)                   107,313        4,935,325
================================================================================

MEXICO--2.75%

Cemex S.A. de C.V.-ADR (Construction
   Materials)(a)                                        405,336       11,479,115
================================================================================

NETHERLANDS--3.16%

Koninklijke (Royal) Philips Electronics
   N.V.-New York Shares (Consumer
   Electronics)                                         198,970        6,552,082
--------------------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)                  279,900        6,653,378
================================================================================
                                                                      13,205,460
================================================================================
      Total Foreign Common Stocks & Other Equity
       Interests (Cost $35,726,260)                                   43,745,496
________________________________________________________________________________
================================================================================
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)--97.18%
   (Cost $327,599,559)                                               405,622,774
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED

MONEY MARKET FUNDS--1.37%

Liquid Assets Portfolio(d)(e)                         5,713,905        5,713,905
================================================================================
     Total Money Market Funds (purchased with cash
        collateral from securities loaned)
        (Cost $5,713,905)                                              5,713,905
================================================================================
TOTAL INVESTMENTS--98.55%                                            411,336,679
   (Cost $333,313,464)
================================================================================
OTHER ASSETS LESS LIABILITIES--1.45%                                   6,038,105
================================================================================
NET ASSETS--100.00%                                                 $417,374,784
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR--American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2006.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at July 31, 2006 represented 3.38% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LARGE CAP BASIC VALUE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM LARGE CAP BASIC VALUE FUND

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM LARGE CAP BASIC VALUE FUND


E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           CHANGE IN
                                                                           UNREALIZED                                    REALIZED
                           VALUE       PURCHASES AT     PROCEEDS FROM     APPRECIATION        VALUE        DIVIDEND        GAIN
FUND                     10/31/05          COST             SALES        (DEPRECIATION)      07/31/06       INCOME        (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class                 $    3,993,056   $ 35,948,218    $ (39,941,274)      $        --       $     --      $  159,553      $    --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional
Class                             --      8,423,963       (8,423,963)               --             --          32,832           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class                      3,993,056     33,935,114      (37,928,170)               --             --         127,560           --
==================================================================================================================================
   SUBTOTAL           $    7,986,112   $ 78,307,295    $ (86,293,407)      $        --       $     --      $  319,945      $    --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                           CHANGE IN
                                                                           UNREALIZED                                    REALIZED
                           VALUE       PURCHASES AT     PROCEEDS FROM     APPRECIATION        VALUE        DIVIDEND        GAIN
FUND                     10/31/05          COST             SALES        (DEPRECIATION)      07/31/06       INCOME*       (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class                 $           --   $  48,023,535    $ (42,309,630)     $        --     $ 5,713,905     $  20,411    $       --
==================================================================================================================================
   TOTAL              $    7,986,112   $ 126,330,830    $(128,603,037)     $        --     $ 5,713,905     $ 340,356    $       --
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At July 31, 2006, securities with an aggregate value of $5,604,417 were on loan to brokers. The loans were secured by cash collateral of $5,713,905 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2006, the Fund received dividends on cash collateral investments of $20,411 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $88,828,349 and $84,870,322, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 91,196,957
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (14,938,035)
===============================================================================
Net unrealized appreciation of investment securities               $ 76,258,922
===============================================================================
Cost of investments for tax purposes is $335,077,757.

                           AIM LARGE CAP GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               LCG-QTR-1 7/06            A I M Advisors, Inc.

AIM LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

                                                         SHARES         VALUE
-------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS--77.58%

AEROSPACE & DEFENSE--8.69%

Boeing Co. (The)                                        628,448  $   48,654,444
-------------------------------------------------------------------------------
General Dynamics Corp.                                  493,148      33,050,779
-------------------------------------------------------------------------------
Lockheed Martin Corp.                                   752,079      59,925,655
-------------------------------------------------------------------------------
Northrop Grumman Corp.                                  486,976      32,232,941
-------------------------------------------------------------------------------
Raytheon Co.                                            636,602      28,691,652
===============================================================================
                                                                    202,555,471
===============================================================================

AGRICULTURAL PRODUCTS--0.96%

Archer-Daniels-Midland Co.                              510,880      22,478,720
===============================================================================

APPLICATION SOFTWARE--2.16%

Amdocs Ltd.(a)                                          776,000      28,153,280
-------------------------------------------------------------------------------
BEA Systems, Inc.(a)                                  1,884,801      22,127,564
===============================================================================
                                                                     50,280,844
===============================================================================

BIOTECHNOLOGY--1.61%

Gilead Sciences, Inc.(a)                                610,608      37,540,180
===============================================================================

COMMUNICATIONS EQUIPMENT--4.27%

Cisco Systems, Inc.(a)                                1,918,850      34,251,472
-------------------------------------------------------------------------------
Motorola, Inc.                                        2,105,535      47,921,977
-------------------------------------------------------------------------------
Tellabs, Inc.(a)                                      1,840,790      17,303,426
===============================================================================
                                                                     99,476,875
===============================================================================

COMPUTER & ELECTRONICS RETAIL--1.73%

Best Buy Co., Inc.                                      384,000      17,410,560
-------------------------------------------------------------------------------
Circuit City Stores, Inc.(b)                            937,000      22,956,500
===============================================================================
                                                                     40,367,060
===============================================================================

COMPUTER HARDWARE--2.83%

Hewlett-Packard Co.                                   2,070,308      66,063,528
===============================================================================

CONSUMER FINANCE--0.89%

SLM Corp.                                               413,132      20,780,540
===============================================================================

DEPARTMENT STORES--2.53%

J.C. Penney Co., Inc.                                   430,990      27,135,131
-------------------------------------------------------------------------------
Nordstrom, Inc.                                         930,951      31,931,619
===============================================================================
                                                                     59,066,750
===============================================================================

DIVERSIFIED METALS & MINING--1.60%

Phelps Dodge Corp.                                      426,000      37,206,840
===============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.69%

Agilent Technologies, Inc.(a)(b)                        568,862      16,178,435
===============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--1.58%

Waste Management, Inc.                                1,071,364      36,833,494
===============================================================================

HEALTH CARE DISTRIBUTORS--4.05%

AmerisourceBergen Corp.(b)                              650,000  $   27,950,000
-------------------------------------------------------------------------------
Cardinal Health, Inc.                                   441,442      29,576,614
-------------------------------------------------------------------------------
McKesson Corp.                                          733,094      36,940,607
===============================================================================
                                                                     94,467,221
===============================================================================

HEALTH CARE SERVICES--2.18%

Caremark Rx, Inc.                                       434,839      22,959,499
-------------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)                 431,000      27,765,020
===============================================================================
                                                                     50,724,519
===============================================================================

HOUSEHOLD PRODUCTS--0.84%

Procter & Gamble Co. (The)                              349,179      19,623,860
===============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.86%

Manpower Inc.                                           336,000      19,985,280
===============================================================================

INDUSTRIAL CONGLOMERATES--1.15%

McDermott International, Inc.(a)                        586,950      26,729,703
===============================================================================

INTEGRATED OIL & GAS--2.78%

Marathon Oil Corp.                                      307,520      27,873,613
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                              343,234      36,983,463
===============================================================================
                                                                     64,857,076
===============================================================================

INTERNET SOFTWARE & SERVICES--1.49%

Google Inc.-Class A(a)                                   89,941      34,771,191
===============================================================================

INVESTMENT BANKING & BROKERAGE--7.30%

Bear Stearns Cos. Inc. (The)                            172,411      24,459,948
-------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                         419,228      64,037,077
-------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(b)                        876,847      56,951,213
-------------------------------------------------------------------------------
Morgan Stanley                                          370,000      24,605,000
===============================================================================
                                                                    170,053,238
===============================================================================

IT CONSULTING & OTHER SERVICES--1.71%

Accenture Ltd.-Class A                                1,360,035      39,794,624
===============================================================================

LIFE & HEALTH INSURANCE--2.48%

Prudential Financial, Inc.                              734,697      57,776,572
===============================================================================

LIFE SCIENCES TOOLS & SERVICES--0.79%

Applera Corp.-Applied Biosystems Group                  575,000      18,486,250
===============================================================================

MANAGED HEALTH CARE--3.03%

Aetna Inc.                                              694,022      21,854,753
-------------------------------------------------------------------------------
UnitedHealth Group Inc.                                 525,429      25,131,269
===============================================================================

AIM LARGE CAP GROWTH FUND

                                                         SHARES         VALUE
-------------------------------------------------------------------------------
MANAGED HEALTH CARE--(CONTINUED)

WellPoint Inc.(a)                                       318,776  $   23,748,812
===============================================================================
                                                                     70,734,834
===============================================================================

MOVIES & ENTERTAINMENT--1.79%

News Corp.-Class A                                    2,172,680      41,802,363
===============================================================================

MULTI-LINE INSURANCE--1.23%

Assurant, Inc.                                          595,000      28,661,150
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.01%

Devon Energy Corp.                                      362,983      23,463,221
===============================================================================

OIL & GAS REFINING & MARKETING--1.98%

Valero Energy Corp.                                     685,139      46,198,923
===============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.91%

JPMorgan Chase & Co.                                    466,240      21,269,869
===============================================================================

PROPERTY & CASUALTY INSURANCE--0.88%

Chubb Corp. (The)                                       408,904      20,616,940
===============================================================================

RAILROADS--3.30%

Burlington Northern Santa Fe Corp.                      854,538      58,886,213
-------------------------------------------------------------------------------
CSX Corp.                                               297,600      18,058,368
===============================================================================
                                                                     76,944,581
===============================================================================

RESTAURANTS--0.85%

Darden Restaurants, Inc.(b)                             584,192      19,745,690
===============================================================================

SEMICONDUCTOR EQUIPMENT--0.91%

Lam Research Corp.(a)                                   511,056      21,254,819
===============================================================================

SEMICONDUCTORS--1.05%

Freescale Semiconductor Inc.-Class A(a)(b)              257,921       7,384,278
-------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B(a)                 597,393      17,037,649
===============================================================================
                                                                     24,421,927
===============================================================================

SOFT DRINKS--1.45%

PepsiCo, Inc.                                           533,535      33,815,448
===============================================================================

SPECIALIZED FINANCE--0.95%

CIT Group, Inc.                                         480,000      22,036,800
===============================================================================

SPECIALTY STORES--1.37%

Office Depot, Inc.(a)                                   882,883      31,827,932
===============================================================================

SYSTEMS SOFTWARE--1.70%

Microsoft Corp.                                       1,644,410      39,515,172
===============================================================================
    Total Domestic Common Stocks & Other
      Equity Interests
      (Cost $1,629,604,768)                                       1,808,407,940
===============================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS--17.58%

BRAZIL--1.27%

Unibanco-Uniao de Bancos
  Brasileiros S.A.-ADR
  (Diversified Banks)                                   426,897  $   29,613,845
===============================================================================

FINLAND--1.15%

Nokia Corp.-ADR
  (Communications Equipment)                          1,348,428      26,766,296
===============================================================================

JAPAN--3.47%

Komatsu Ltd. (Construction &
  Farm Machinery & Heavy Trucks)(c)                   1,736,992      34,751,751
-------------------------------------------------------------------------------
Matsushita Electric Industrial
  Co., Ltd. (Consumer Electronics)(c)                 1,282,656      26,599,848
-------------------------------------------------------------------------------
ORIX Corp. (Consumer Finance)(c)                         74,996      19,501,849
===============================================================================
                                                                     80,853,448
===============================================================================

MEXICO--2.24%

America Movil S.A. de C.V.
  -Series L-ADR (Wireless
  Telecommunication Services)                         1,457,541      52,150,817
===============================================================================

SOUTH KOREA--1.14%

Kookmin Bank (Diversified Banks)(c)                     308,512      26,700,271
===============================================================================

SWITZERLAND--3.96%

ABB Ltd. (Heavy Electrical Equipment)(c)               2,851,016     36,880,757
-------------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                     470,664      26,460,730
-------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(c)                 162,691      28,960,949
-------------------------------------------------------------------------------
                                                                     92,302,436
===============================================================================

UNITED KINGDOM--4.35%

AstraZeneca PLC-ADR (Pharmaceuticals)                   785,000      47,908,550
-------------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)                    1,410,000      24,784,148
-------------------------------------------------------------------------------
Rio Tinto PLC-ADR (Diversified
  Metals & Mining)(b)                                   138,089      28,845,411
===============================================================================
                                                                    101,538,109
===============================================================================
    Total Foreign Common Stocks & Other
     Equity Interests
     (Cost $369,664,299)                                            409,925,222
===============================================================================

MONEY MARKET FUNDS--5.01%

Liquid Assets
  Portfolio-Institutional Class(d)                 58,352,466        58,352,466
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)           58,352,466        58,352,466
-------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $116,704,932)                                           116,704,932
===============================================================================
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities
  loaned)--100.17%
  (Cost $2,115,973,999)                                           2,335,038,094
===============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM LARGE CAP GROWTH FUND

                                                         SHARES         VALUE
-------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
  SECURITIES LOANED

MONEY MARKET FUNDS--1.06%

STIC Prime Portfolio-Institutional Class(d)(e)     24,790,722    $   24,790,722
-------------------------------------------------------------------------------
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $24,790,722)                                             24,790,722
===============================================================================
TOTAL INVESTMENTS--101.23%
  (Cost $2,140,764,721)                                           2,359,828,816
===============================================================================
OTHER ASSETS LESS LIABILITIES--(1.23)%                              (28,715,640)
===============================================================================
NET ASSETS--100.00%                                              $2,331,113,176
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR--American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at July 31, 2006.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2006 was $173,395,425, which represented 7.44% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.
                                                                             F-3

AIM LARGE CAP GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM LARGE CAP GROWTH FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM LARGE CAP GROWTH FUND


E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security dominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                  CHANGE IN
                                                                  UNREALIZED                                  REALIZED
                    VALUE        PURCHASES         PROCEEDS      APPRECIATION         VALUE       DIVIDEND      GAIN
FUND              10/31/05        AT COST         FROM SALES    (DEPRECIATION)      07/31/06       INCOME      (LOSS)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional
Class           $ 9,209,656    $258,298,147      $(209,155,337)   $        --     $ 58,352,466   $  944,753   $     --
----------------------------------------------------------------------------------------------------------------------
Premier
Portfolio -
Institutional
Class                    --      78,484,661        (20,132,195)            --       58,352,466      238,241         --
----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class             9,209,656     180,135,658       (189,345,314)            --               --      711,658         --
======================================================================================================================
   SUBTOTAL     $18,419,312    $516,918,466      $(418,632,846)   $        --     $116,704,932   $1,894,652   $     --
______________________________________________________________________________________________________________________
======================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                 CHANGE IN
                                                                 UNREALIZED                                   REALIZED
                     VALUE       PURCHASES       PROCEEDS       APPRECIATION        VALUE      DIVIDEND         GAIN
FUND               10/31/05       AT COST       FROM SALES     (DEPRECIATION)     07/31/06      INCOME*        (LOSS)
----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class            26,223,050       570,962,518     (572,394,846)            --       24,790,722      101,831         --
======================================================================================================================
   TOTAL        $44,642,362    $1,087,880,984    $(991,027,692)   $        --     $141,495,654   $1,996,483   $     --
______________________________________________________________________________________________________________________
======================================================================================================================

* Net of compensation to counterparties.

AIM LARGE CAP GROWTH FUND

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

         At July 31, 2006, securities with an aggregate value of $24,099,212 were on loan to brokers. The loans were secured by cash collateral of $24,790,722 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2006, the Fund received dividends on cash collateral investments of $101,831 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $1,070,141,835 and $538,103,516, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $256,152,865
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (51,953,350)
===============================================================================
Net unrealized appreciation of investment securities               $204,199,515
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $2,155,629,301.

                          AIM SELECT BASIC VALUE FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               SBV-QTR-1 7/06            A I M Advisors, Inc.

AIM SELECT BASIC VALUE FUND

SCHEDULE OF INVESTMENTS
July 31, 2006
(Unaudited)

                                                         SHARES         VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--99.44%

ADVERTISING--5.23%

Interpublic Group of Cos., Inc. (The)(a)                  5,524     $    45,242
-------------------------------------------------------------------------------
Omnicom Group Inc.                                          338          29,916
===============================================================================
                                                                         75,158
===============================================================================

APPAREL RETAIL--2.48%

Gap, Inc. (The)                                           2,050          35,568
===============================================================================

BREWERS--4.46%

Molson Coors Brewing Co.-Class B                            896          64,019
===============================================================================

BUILDING PRODUCTS--2.02%

American Standard Cos. Inc.                                 750          28,973
===============================================================================

COMMUNICATIONS EQUIPMENT--0.82%

Plantronics, Inc.                                           756          11,763
===============================================================================

COMPUTER HARDWARE--2.06%

Dell Inc.(a)                                              1,365          29,593
===============================================================================

CONSTRUCTION & ENGINEERING--3.04%

Chicago Bridge & Iron Co. N.V.-New York Shares            1,802          43,717
===============================================================================

CONSTRUCTION MATERIALS--2.72%

Cemex S.A. de C.V.-ADR (Mexico)(a)                        1,382          39,138
===============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--3.13%

First Data Corp.                                          1,100          44,935
===============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.52%

Cendant Corp.                                             2,412          36,204
===============================================================================

ENVIRONMENTAL & FACILITIES SERVICES--3.35%

Waste Management, Inc.                                    1,400          48,132
===============================================================================

GENERAL MERCHANDISE STORES--1.92%

Target Corp.                                                600          27,552
===============================================================================

HEALTH CARE DISTRIBUTORS--6.06%

Cardinal Health, Inc.                                     1,300          87,100
===============================================================================

INDUSTRIAL CONGLOMERATES--3.81%

Tyco International Ltd.                                   2,100          54,789
===============================================================================

INVESTMENT BANKING & BROKERAGE--4.05%

Merrill Lynch & Co., Inc.                                   800          58,256
===============================================================================

LEISURE PRODUCTS--1.83%

Brunswick Corp.                                             888          26,258
===============================================================================

LIFE SCIENCES TOOLS & SERVICES--2.44%

Waters Corp.(a)                                             860     $    34,985
===============================================================================

MANAGED HEALTH CARE--4.56%

UnitedHealth Group Inc.                                   1,371          65,575
===============================================================================

OIL & GAS DRILLING--4.30%

Transocean Inc.(a)                                          800          61,784
===============================================================================

OIL & GAS EQUIPMENT & SERVICES--4.01%

Weatherford International Ltd.(a)                         1,231          57,660
-------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES--8.38%

Citigroup Inc.                                            1,100          53,141
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                      1,475          67,289
===============================================================================
                                                                        120,430
===============================================================================

PHARMACEUTICALS--9.85%

Pfizer Inc.                                               1,300          33,787
-------------------------------------------------------------------------------
Sanofi-Aventis(France)(b)                                   687          65,370
-------------------------------------------------------------------------------
Wyeth                                                       875          42,411
===============================================================================
                                                                        141,568
===============================================================================

PROPERTY & CASUALTY INSURANCE--3.05%

ACE Ltd.                                                    850          43,801
===============================================================================

SEMICONDUCTOR EQUIPMENT--2.31%

Brooks Automation, Inc.(a)                                2,939          33,181
===============================================================================

SYSTEMS SOFTWARE--5.09%

CA Inc.                                                   2,050          42,968
-------------------------------------------------------------------------------
Microsoft Corp.                                           1,253          30,110
===============================================================================
                                                                         73,078
===============================================================================

THRIFTS & MORTGAGE FINANCE--5.95%

Fannie Mae                                                1,000          47,910
-------------------------------------------------------------------------------
Freddie Mac                                                 650          37,609
===============================================================================
                                                                         85,519
===============================================================================

TOTAL INVESTMENTS--99.44%
  (Cost $1,195,585)                                                   1,428,736
===============================================================================
OTHER ASSETS LESS LIABILITIES--0.56%                                      7,975
===============================================================================
NET ASSETS--100.00%                                                 $ 1,436,711
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR--American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

AIM SELECT BASIC VALUE FUND

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at July 31, 2006 represented 4.55% of the Fund's Net Assets. See Note 1A.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM SELECT BASIC VALUE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM SELECT BASIC VALUE FUND

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM SELECT BASIC VALUE FUND

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2006 was $315,818 and $315,621, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $   319,441
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (86,290)
===============================================================================
Net unrealized appreciation of investment securities                $   233,151
_______________________________________________________________________________
===============================================================================
Cost of investments is the same for tax and financial statement purposes.

Item 2. Controls and Procedures.

     (a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 29, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 29, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.